Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 4,122,659	$ 564,802	¥ 5,620,466
Short-term deposits	2,026,245	277,594	1,270,626
Restricted cash	4,566,477	625,605	10,147
Accounts receivable, net of allowance for doubtful accounts of RMB12,780 and RMB12,433 as of December 31, 2023 and 2024, respectively	192,317	26,347	201,517
Amounts due from a related party	0	0	7,258
Prepaid expenses and other current assets	1,104,172	151,271	723,364
Total current assets	12,011,870	1,645,619	7,833,378
Long-term deposits	3,059,860	419,199	3,924,975
Long-term restricted cash	953,285	130,600	2,652,299
Right-of-use assets, net	252,169	34,547	109,572
Property and equipment, net	897,036	122,893	659,033
Intangible assets,net	86,661	11,873	17,086
Rental deposits	13,280	1,819	12,962
Long-term investments	825,533	113,098	786,911
Amounts due from a related party-non current	0	0	20,000
Other non-current assets	110,960	15,201	180,052
Deferred tax assets	36,066	4,941	31,741
Goodwill	136,250	18,666	0
Total assets	18,382,970	2,518,456	16,228,009
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB521,303 and RMB510,373 as of December 31, 2023 and 2024, respectively)	615,254	84,288	616,681
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB428,547 and RMB394,895 as of December 31, 2023 and 2024, respectively)	427,702	58,595	442,805
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB293,194 and RMB331,384 as of December 31, 2023 and 2024, respectively)	704,410	96,504	630,617
Amount due to a related party (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB4,314 and RMB nil as of December 31, 2023 and 2024, respectively)	0		4,314
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB25,031 and RMB20,966 as of December 31, 2023 and 2024, respectively)	141,971	19,450	60,008
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB33,283 and RMB19,694 as of December 31, 2023 and 2024, respectively)	157,057	21,517	94,719
Deferred consideration in connection with business acquisitions	28,027	3,840	27,261
Short-term borrowings	2,365,535	324,077	0
Long-term borrowings, current portion	1,938,385	265,558	215,615
Convertible senior notes-current	20,191	2,766	0
Total current liabilities	6,398,532	876,595	2,092,020
Deferred consideration in connection with business acquisitions-non current	65,694	9,000	0
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB4,073 and RMB2,820 as of December 31, 2023 and 2024, respectively)	241,915	33,142	24,987
Long-term borrowings	0	0	1,938,385
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB25,206 and RMB6,672 as of December 31, 2023 and 2024, respectively)	115,105	15,769	52,171
Other non-current liabilities	129,051	17,680	114,085
Total liabilities	6,950,297	952,186	4,241,219
Commitments and contingencies (Note 19)
Equity
Treasury stock	(325,226)	(44,556)	(2,203,380)
Additional paid-in capital	4,925,642	674,810	7,813,675
Retained earnings	6,643,721	910,186	6,320,450
Accumulated other comprehensive (loss) income	1,055	145	(126,082)
Non-controlling interest	187,271	25,656	181,841
Total equity	11,432,673	1,566,270	11,986,790
Total liabilities and equity	18,382,970	2,518,456	16,228,009
Related Party [Member]
Current liabilities
Amount due to a related party (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB4,314 and RMB nil as of December 31, 2023 and 2024, respectively)	0	0	4,314
Senior Notes [Member]
Current liabilities
Convertible senior notes	0	0	19,571
Class A Common Stock [Member]
Equity
Ordinary shares, value	161	22	235
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 49	$ 7	¥ 51